Stock-based compensation - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock-based compensation expense related to stock options		¥ 23	¥ 325
Total intrinsic value of stock options exercised	¥ 5,313	4,793	364
Cash received from options exercised	¥ 12,501	¥ 9,663	¥ 2,147
Stock options granted in and after August 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	8 years
Exercise price ratio	102.50%
Vesting period	2 years